UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 1999
                                                 ---------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Calvert Investment Counsel
                  -----------------------------
Address:          206 Village Square/Cross Keys
                  -----------------------------
                  Baltimore, Maryland  21210
                  -----------------------------

Form 13F File Number:    28-_____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. Kingdon Hurlock, Jr., CFA
         -----------------------------
Title:   Principal
         -----------------------------
Phone:   410-435-3270
         -----------------------------

Signature, Place, and Date of Signing:

     /s/ E. Kingdon Hurlock
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
                                                 -------------

Form 13F Information Table Entry Total:           86
                                                 -------------

Form 13F Information Table Value Total:          $ 160,941,872
                                                 -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE




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


                                                     Form 13F INFORMATION TABLE
                                                                       --INVESTMENT DISCRETION--         --VOTING POWER--
    ITEM 1            ITEM 2      ITEM 3         ITEM 4        ITEM 5                   SHARED
                                               MARKET VALUE  SHARES /      SOLE SHARED  OTHER            SOLE   SHARED    NONE
                                               ------------  --------      ---- -----   -----            ----   ------    ----
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)   PAR VALUE     (A)   (B)     (C)   MANAGER   (A)     (B)       (C)
--------------    --------------  ------       ------------  --------      ---  -----   -----  -------   ----   ------    ----



ADC Telecom                       000886101      2,872,747      63,050      X                                              X

AMPM Inc.                         001693100      1,452,544      26,350      X                                              X

AT&T Corp.                        001957109        371,212       6,651      X                                              X

Abbott Labs                       002824100      2,865,976      63,162      X                                              X

American Express Co.              025816109      5,058,609      38,875      X                                              X

American Intl. Group              026874107        200,146       1,707      X                                              X

Automatic Data                    053015103        829,136      18,844      X                                              X
Processing

BP Amoco PLC                      055622104        254,216       2,343      X                                              X

Bank of New York                  064057102      5,198,690     141,700      X                                              X

Bell Atlantic                     077853109        634,530       9,706      X                                              X

Bell South                        079860102        235,238       5,100      X                                              X

Bristol Myers                     110122108        262,452       3,726      X                                              X
Squibb Co.

Carnival Corp. C1 A               143658102      1,585,950      32,700      X                                              X

Cendant Corp.                     151313103      1,957,115      95,469      X                                              X

COLUMN TOTALS                                   23,778,559     509,383

Chase Manhattan Corp.             16161A108      1,260,651      14,574      X                                              X

Chevron                           166751107      1,955,921      20,575      X                                              X

Cisco Systems                     17275R102     24,074,940     373,614      X                                              X

Citigroup Inc.                    172967101      2,377,708      50,057      X                                              X

Coca Cola                         191216100        982,700      15,850      X                                              X

Colgate Palmolive                 194162103        325,050       3,300      X                                              X

Computer Sciences                 205363104      3,426,674      49,527      X                                              X

Conseco, Inc.                     208464107      2,507,361      82,376      X                                              X

Conseco Financing                 20847D205        355,895      14,200      X                                              X
Trust V 8.7% Pfd

Constellation Energy              210371100        282,682       9,542      X                                              X
Group

Corning Glass Works               219350105        276,994       3,950      X                                              X

Covance Inc                       222816100        719,337      30,050      X                                              X

DeVRY Inc.                        251893103        308,775      13,800      X                                              X

Diamond Offshore                  25271C102      1,112,300      39,200      X                                              X



COLUMN TOTALS                                   39,966,987     720,615

Walt Disney Co.                   254687106      1,966,825      63,831      X                                              X

DuPont E 1                        263534109      3,455,613      50,585      X                                              X

Electronic Data Systems           285661104        903,962      15,964      X                                              X

Ericsson Tel ADR                  294821400      3,261,389      99,016      X                                              X

Exxon                             302290101        804,722      10,434      X                                              X

FelCor Lodging Trust              31430F101        849,194      40,925      X                                              X

GTE Corporation                   362320103        443,563       5,875      X                                              X

General Electric                  369604103     12,705,946     112,442      X                                              X

Gillette Co.                      375766102        260,924       6,364      X                                              X

Health Care                        42191510        662,681      22,950      X                                              X
Properties

Hewlett-Packard Co.               428236103        291,450       2,900      X                                              X

Honeywell Inc.                    438506107        254,925       2,200      X                                              X

Intel Corp.                       458140100      4,886,497      82,126      X                                              X

Johnson & Johnson                 478160104        394,744       4,028      X                                              X



COLUMN TOTALS                                   31,142,434     519,640

K Mart Corp.                      482584109      1,449,525      87,850      X                                              X

Kimberly Clark Corp.               49436810        491,910       8,630      X                                              X

LTC Properties                    502175102        668,395      51,415      X                                              X

Lear Corp.                        521865105      1,601,950      32,200      X                                              X

Eli Lilly & Co.                    53245710        834,431      11,650      X                                              X

Lowes Cos.                        548661107      1,987,878      35,067      X                                              X

Lucent Technologies               549463107        294,772       4,371      X                                              X

McDonalds Corp.                   580135101      2,455,492      59,708      X                                              X

Mediplex Cvt                      584945AB5        305,000     610,000      X                                              X
6.5%, 8/1/03

Meditrust Paired Shr              58501T306        693,475      53,087      X                                              X

Merck & Co.                       589331107      2,254,839      30,626      X                                              X

Mercury Interactive               589405109      1,577,725      44,600      X                                              X

Micros Systems Inc.               594901100        340,000      10,000      X                                              X

Microsoft Corp.                   594918104        225,921       2,505      X                                              X

Mobil Corp.                       607059102      1,971,544      19,965      X                                              X



COLUMN TOTALS                                   20,097,429    1,231,683

Motorola Inc.                     620076109      4,268,014        45,045    X                                              X

Mutual Risk Mgmt.                 628351108      2,967,038        88,900    X                                              X

Nationwide Health                 638620104        496,591        26,650    X                                              X
Properties Inc.

Nextel Communication              65332V103        983,685        19,600    X                                              X

Pepsico                           713448108        523,449        13,530    X                                              X

Pfizer Inc.                        71708110      1,351,600        12,400    X                                              X

Philip Morris Cos.                718154107      1,770,603        44,058    X                                              X

Proctor & Gamble                  742718109        443,483         4,969    X                                              X

Rite Aid                          767754104      1,777,925        72,200    X                                              X

SBC Communications                78387G103        409,480         7,060    X                                              X

Sara Lee Corporation               80311110        225,020         9,918    X                                              X

Schering-Plough Corp.             806605101      4,005,488        76,295    X                                              X

Schlumberger Ltd.                 806857108      1,925,989        30,241    X                                              X

Service Master Co.                81760N109      2,077,106       110,779    X                                              X

Sonat, Inc.                       835415100        728,419        21,990    X                                              X



COLUMN TOTALS                                   23,953,888       583,035


Southdown, Inc.                   841297104      3,166,240        49,280    X                                              X

Staples Inc.                      855030102      5,684,332       183,733    X                                              X

Superior Telecom Inc.             868365107      1,156,500        46,260    X                                              X

Sylvan Learning                   871399101      1,646,233        60,550    X                                              X
Systems

TVA 6.75%, 6/1/28                 880591300        237,390         9,840    X                                              X
Ser D Pfd P 6/03

Teva Pharm Inds ADR               881624209      1,790,950        36,550    X                                              X

Texaco, Inc.                      881694103        383,606         6,150    X                                              X

Thermo Electron Corp.             883556102        807,897        40,268    X                                              X

TOTAL Pina S.A.                   89151E109      1,055,172        16,375    X                                              X

UNUMPROVIDENT Corp.               903192102      1,805,381        32,975    X                                              X

Viacom Inc. Cl B                  925524308      1,962,400        44,600    X                                              X

Wachovia Corp.                    929771103        333,696         3,900    X                                              X

Wal-Mart                          931142103      4,501,725        93,300    X                                              X

Royal Caribbean                   V7780T103        415,625         9,500    X                                              X

COLUMN TOTALS                                   24,947,147       633,281
                                                ----------       -------

REPORT TOTALS                                  160,941,872     4,027,628
                                               ===========     =========



